Shareholder Report, Holdings (Details) - C000256047	May 31, 2025
6772671 | Hanwha Aerospace Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	17.20%
BFPM3C8 | Hyundai Rotem Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.00%
B3N3363 | Korea Aerospace Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
BZ0RDZ1 | LIG Nex1 Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BJN3H96 | Hanwha Systems Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
B11NWF3 | SNT Dynamics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
B23S952 | HJ Shipbuilding & Construction Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
6496755 | Hanwha Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
B3BDFS1 | Poongsan Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BMDHSH4 | HD Hyundai Heavy Industries Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	73.70%